Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,155,981	$ 1,050,441	$ 881,983
Costs and expenses	1,298,098	1,292,500	1,037,476
Loss from operations	(142,117)	(242,059)	(155,493)
Loss from subsidiaries	0	0	0
Other expense (income), net	252,326	227,466	253,628
Loss before income taxes	(394,443)	(469,525)	(409,121)
Income tax expense	1,313	(1,611)	1,078
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income, net of tax effects:
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income from subsidiaries	0	0	0
Unrealized gain on marketable securities	0	0	(1,693)
Foreign currency translation adjustment	1,371	(2,218)	3,155
Total other comprehensive income (loss)	1,371	(2,218)	1,462
Comprehensive loss	(394,385)	(470,132)	(408,737)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(992)	(2,567)	(2,690)
Costs and expenses	(992)	(2,567)	(2,690)
Loss from operations	0	0	0
Loss from subsidiaries	533,232	679,579	575,696
Other expense (income), net	0	0	0
Loss before income taxes	533,232	679,579	575,696
Income tax expense	0	0	0
Net loss	533,232	679,579	575,696
Other comprehensive income, net of tax effects:
Net loss	533,232	679,579	575,696
Other comprehensive income from subsidiaries	(2,742)	4,436	(2,924)
Unrealized gain on marketable securities			0
Foreign currency translation adjustment	0	0	0
Total other comprehensive income (loss)	(2,742)	4,436	(2,924)
Comprehensive loss	530,490	684,015	572,772
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	0	0	0
Loss from operations	0	0	0
Loss from subsidiaries	(395,756)	(467,914)	(410,199)
Other expense (income), net	0	0	0
Loss before income taxes	(395,756)	(467,914)	(410,199)
Income tax expense	0	0	0
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income, net of tax effects:
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income from subsidiaries	1,371	(2,218)	1,462
Unrealized gain on marketable securities			0
Foreign currency translation adjustment	0	0	0
Total other comprehensive income (loss)	1,371	(2,218)	1,462
Comprehensive loss	(394,385)	(470,132)	(408,737)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	1,103,539	998,190	841,658
Costs and expenses	1,246,351	1,240,570	997,247
Loss from operations	(142,812)	(242,380)	(155,589)
Loss from subsidiaries	0	0	0
Other expense (income), net	(2,726)	(35,936)	13,545
Loss before income taxes	(140,086)	(206,444)	(169,134)
Income tax expense	237	512	(228)
Net loss	(140,323)	(206,956)	(168,906)
Other comprehensive income, net of tax effects:
Net loss	(140,323)	(206,956)	(168,906)
Other comprehensive income from subsidiaries	0	0	0
Unrealized gain on marketable securities			(1,693)
Foreign currency translation adjustment	0	0	0
Total other comprehensive income (loss)	0	0	(1,693)
Comprehensive loss	(140,323)	(206,956)	(170,599)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	53,434	54,818	43,015
Costs and expenses	52,739	54,497	42,919
Loss from operations	695	321	96
Loss from subsidiaries	0	0	0
Other expense (income), net	(3,228)	7,153	(4,619)
Loss before income taxes	3,923	(6,832)	4,715
Income tax expense	1,076	(2,123)	1,306
Net loss	2,847	(4,709)	3,409
Other comprehensive income, net of tax effects:
Net loss	2,847	(4,709)	3,409
Other comprehensive income from subsidiaries	0	0	0
Unrealized gain on marketable securities			0
Foreign currency translation adjustment	1,371	(2,218)	3,155
Total other comprehensive income (loss)	1,371	(2,218)	3,155
Comprehensive loss	4,218	(6,927)	6,564
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	0	0	0
Loss from operations	0	0	0
Loss from subsidiaries	(137,476)	(211,665)	(165,497)
Other expense (income), net	258,280	256,249	244,702
Loss before income taxes	(395,756)	(467,914)	(410,199)
Income tax expense	0	0	0
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income, net of tax effects:
Net loss	(395,756)	(467,914)	(410,199)
Other comprehensive income from subsidiaries	1,371	(2,218)	1,462
Unrealized gain on marketable securities			0
Foreign currency translation adjustment	0	0	0
Total other comprehensive income (loss)	1,371	(2,218)	1,462
Comprehensive loss	$ (394,385)	$ (470,132)	$ (408,737)